Banking facilities (Details) - USD ($)		Mar. 31, 2016	Mar. 31, 2015
Including sub-limit of:
Bank overdrafts(3)(4)		$ 506,000	$ 3,376,000
Amount Available
Import and export facilities
Combined limit		2,564,000	2,564,000
Including sub-limit of:
Notes payable (1)(2)		2,308,000	2,308,000
Bank overdrafts(3)(4)		641,000	641,000
Factoring		2,400,000	2,400,000
Other facilities
Export Documentary Credits		641,000	641,000
Short Term Loan		1,923,000	3,547,000
Lont Term Loans	[1]	1,061,000	2,686,000
Total		6,189,000	9,438,000
Amount Utilized
Import and export facilities
Combined limit		1,237,000	1,830,000
Including sub-limit of:
Notes payable (1)(2)		1,237,000	1,830,000
Bank overdrafts(3)(4)
Factoring
Other facilities
Export Documentary Credits
Short Term Loan			1,026,000
Lont Term Loans	[1]	506,000	2,350,000
Total		1,743,000	5,206,000
Amount Unutilized
Import and export facilities
Combined limit		1,327,000	734,000
Including sub-limit of:
Notes payable (1)(2)		1,071,000	478,000
Bank overdrafts(3)(4)		641,000	641,000
Factoring		2,400,000	2,400,000
Other facilities
Export Documentary Credits		641,000	641,000
Short Term Loan		1,923,000	2,521,000
Lont Term Loans	[1]	555,000	336,000
Total		$ 4,446,000	$ 4,232,000

[1]	A clause in the banking facilities states that the term loans are subject to review any time and also subject to the bank's overriding right of repayment on demand, including the right to call for cash cover on demand for prospective and contingent liabilities. Therefore, all long-term loans were classified as current liabilities in the consolidated balance sheets.